Quarterly Holdings Report
for
Fidelity® SAI Short-Term Treasury Bond Index Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STN-NPRT3-0125
1.9916280.100
U.S. Treasury Obligations - 98.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	3.40	480,400	504,645
US Treasury Bonds 6% 2/15/2026	3.52	2,339,500	2,389,945
US Treasury Bonds 6.375% 8/15/2027	3.42	561,900	594,670
US Treasury Bonds 6.5% 11/15/2026	3.23	179,600	188,398
US Treasury Notes 0.25% 5/31/2025	4.24	96,000	94,051
US Treasury Notes 0.25% 7/31/2025	4.03	115,300	112,188
US Treasury Notes 0.25% 9/30/2025	3.94	104,400	100,904
US Treasury Notes 0.375% 1/31/2026	3.77	1,090,900	1,042,150
US Treasury Notes 0.375% 11/30/2025	3.84	152,800	146,895
US Treasury Notes 0.375% 7/31/2027	3.49	2,888,600	2,617,568
US Treasury Notes 0.5% 10/31/2027	3.50	1,591,700	1,434,955
US Treasury Notes 0.5% 2/28/2026	3.72	4,549,400	4,341,479
US Treasury Notes 0.5% 4/30/2027	3.51	693,500	635,961
US Treasury Notes 0.5% 5/31/2027	3.51	1,606,300	1,468,572
US Treasury Notes 0.5% 8/31/2027	3.49	193,800	175,715
US Treasury Notes 0.625% 11/30/2027	3.50	714,400	644,662
US Treasury Notes 0.625% 12/31/2027	3.50	532,900	479,506
US Treasury Notes 0.625% 3/31/2027	3.52	1,792,200	1,653,655
US Treasury Notes 0.75% 1/31/2028	3.50	2,924,300	2,633,698
US Treasury Notes 0.75% 3/31/2026	3.70	1,570,700	1,499,405
US Treasury Notes 0.75% 5/31/2026	3.65	2,485,000	2,359,294
US Treasury Notes 0.875% 6/30/2026	3.63	1,233,400	1,170,285
US Treasury Notes 0.875% 9/30/2026	3.56	1,238,700	1,166,507
US Treasury Notes 1% 7/31/2028	3.51	2,216,200	1,982,980
US Treasury Notes 1.125% 2/29/2028	3.50	288,300	262,229
US Treasury Notes 1.25% 11/30/2026	3.55	1,401,600	1,323,417
US Treasury Notes 1.25% 12/31/2026	3.52	3,592,700	3,385,559
US Treasury Notes 1.25% 3/31/2028	3.50	102,400	93,300
US Treasury Notes 1.25% 4/30/2028	3.51	1,646,000	1,496,188
US Treasury Notes 1.25% 6/30/2028	3.50	52,200	47,249
US Treasury Notes 1.25% 9/30/2028	3.51	2,909,700	2,616,116
US Treasury Notes 1.5% 1/31/2027	3.53	474,700	448,629
US Treasury Notes 1.5% 8/15/2026	3.60	292,400	279,425
US Treasury Notes 1.625% 2/15/2026	3.74	762,900	739,179
US Treasury Notes 1.625% 5/15/2026	3.66	1,222,000	1,176,843
US Treasury Notes 1.875% 2/28/2027	3.52	977,600	929,942
US Treasury Notes 1.875% 7/31/2026	3.61	371,800	357,872
US Treasury Notes 2.125% 5/15/2025	4.26	94,400	93,429
US Treasury Notes 2.25% 2/15/2027	3.53	338,400	324,890
US Treasury Notes 2.25% 8/15/2027	3.50	622,500	592,980
US Treasury Notes 2.375% 3/31/2029	3.52	1,735,800	1,617,006
US Treasury Notes 2.375% 5/15/2027	3.52	737,300	707,059
US Treasury Notes 2.375% 5/15/2029	3.52	415,900	387,112
US Treasury Notes 2.5% 3/31/2027	3.50	887,700	855,590
US Treasury Notes 2.625% 1/31/2026	3.75	881,500	864,696
US Treasury Notes 2.625% 12/31/2025	3.81	48,000	47,139
US Treasury Notes 2.625% 5/31/2027	3.51	1,973,900	1,903,271
US Treasury Notes 2.75% 2/15/2028	3.50	488,800	468,885
US Treasury Notes 2.75% 4/30/2027	3.51	643,400	623,017
US Treasury Notes 2.75% 5/31/2029	3.52	1,641,800	1,550,988
US Treasury Notes 2.75% 7/31/2027	3.51	584,900	564,497
US Treasury Notes 2.875% 4/30/2029	3.52	2,067,900	1,965,636
US Treasury Notes 3.125% 8/31/2027	3.50	269,200	262,207
US Treasury Notes 3.375% 9/15/2027	3.48 to 3.56	658,000	645,251
US Treasury Notes 3.5% 4/30/2028	3.49	66,800	65,490
US Treasury Notes 3.5% 9/30/2026	3.65	1,450,000	1,431,932
US Treasury Notes 3.5% 9/30/2029	3.56	1,600,000	1,558,625
US Treasury Notes 3.625% 5/15/2026	3.66	85,600	84,841
US Treasury Notes 3.75% 12/31/2028	3.51	311,500	307,229
US Treasury Notes 3.75% 4/15/2026	3.68	480,400	477,041
US Treasury Notes 3.75% 8/15/2027	3.49	2,500	2,476
US Treasury Notes 3.75% 8/31/2026	3.59	76,100	75,485
US Treasury Notes 3.875% 10/15/2027	4.12	500,000	496,680
US Treasury Notes 4% 1/31/2029	3.51	148,000	147,341
US Treasury Notes 4% 12/15/2025	3.82	62,700	62,476
US Treasury Notes 4% 2/29/2028	3.49	148,300	147,732
US Treasury Notes 4% 7/31/2029	3.50	2,342,800	2,333,037
US Treasury Notes 4.125% 10/31/2026	4.16	850,000	848,805
US Treasury Notes 4.125% 10/31/2027	3.49	302,900	303,018
US Treasury Notes 4.125% 10/31/2029	4.15	1,100,000	1,101,633
US Treasury Notes 4.125% 11/15/2027	4.11	650,000	650,203
US Treasury Notes 4.125% 11/30/2029	4.08	1,200,000	1,200,281
US Treasury Notes 4.125% 3/31/2029	3.51	73,100	73,129
US Treasury Notes 4.125% 6/15/2026	3.64	169,200	168,870
US Treasury Notes 4.125% 9/30/2027	3.47	71,000	71,008
US Treasury Notes 4.25% 6/30/2029	3.51	2,212,000	2,225,773
US Treasury Notes 4.375% 11/30/2028	3.51	1,039,700	1,049,528
US Treasury Notes 4.375% 12/15/2026	3.55	703,900	706,375
US Treasury Notes 4.375% 7/15/2027	3.49	342,600	344,581
US Treasury Notes 4.375% 7/31/2026	3.61	230,200	230,686
US Treasury Notes 4.375% 8/31/2028	3.50	2,083,800	2,101,382
US Treasury Notes 4.5% 3/31/2026	3.70	94,000	94,242
US Treasury Notes 4.625% 11/15/2026	3.56	81,500	82,137
US Treasury Notes 4.625% 6/15/2027	3.49	100,300	101,475
US Treasury Notes 4.625% 9/15/2026	3.59	264,600	266,398
US Treasury Notes 4.875% 10/31/2028	3.50 to 4.12	3,200,400	3,286,661
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,348,438)			78,164,259

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $125,300)	4.64	125,276	125,300

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $79,473,738)	78,289,559
NET OTHER ASSETS (LIABILITIES) - 1.5%	1,189,362
NET ASSETS - 100.0%	79,478,921

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	842,501	717,201	2,409	-	-	125,300	0.0%
Total	-	842,501	717,201	2,409	-	-	125,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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